Financial Results	12 Months Ended
Dec. 31, 2018
Financial Results [Abstract]
Financial Results

34.  FINANCIAL RESULTS

Financial income and costs for the years ended December 31, 2018, 2017 and 2016, are as follows:

c
	For the years ended December 31,
	2018	2017	2016
Financial Income	ThUS$	ThUS$	ThUS$

Cash and cash equivalents	133,180	123,139	150,320
Financial income on plan assets (Brazil) (2)	42	78	164
Financial income from concessions IFRIC 12 (Brazil) (1)	73,911	36,648	55,167
Interest collected to customers on energy bills and invoices	58,604	30,389	25,491
Other financial income (2)	92,344	103,589	45,315

Total financial income	358,081	293,843	276,457

	For the years ended December 31,
	2018	2017	2016
Financial costs	ThUS$	ThUS$	ThUS$

Financial costs	(1,071,759)	(869,535)	(773,157)

Bank loans	(162,192)	(97,495)	(84,753)
Unsecured obligations (bonds)	(312,204)	(215,836)	(284,842)
Financial leasing	(8,170)	(5,882)	(2,291)
Valuation of financial derivatives	(14,094)	(724)	(16,526)
Financial provisions (3)	(147,194)	(175,831)	(162,558)
Post-employment benefit obligations (2)	(83,463)	(37,907)	(29,735)
Capitalized borrowing costs	19,329	8,054	30,939
Formalization of debt and other associated expenses	(17,883)	(8,694)	(844)
Other financial costs (4)	(345,888)	(335,220)	(222,547)

Gains (losses) from indexed assets and liabilities (**)	270,380	—	(1,032)

Foreign currency exchange differences (*)	110,635	(6,714)	58,934

Total financial costs	(690,744)	(876,249)	(715,255)

Total financial results	(332,663)	(582,406)	(438,798)

(**) See Note 8.

(1)

Corresponds to or the financial income updated (recognized for accounting purposes) years ending December 31, 2018, 2017 and 2016 of the unamortized, assets at the new replacement value at the end of the concession in the distributing companies Enel Distribución Río S.A., Enel Distribución Ceará S.A., Enel Distribución Goias S.A. and Enel Distribución Sao Paulo S.A..

(2)	See Note 26.2
(3)

For the year ended December 31, 2018, including ThUS$61,454  (ThUS$115,826 and ThUS$69,670 for the years ended December 31, 2017 and 2016, respectively) of our subsidiary Edesur, corresponding to the financial cost generated by the update of the penalty for the quality of service due to the application of ENRE Resolution no. 1/2016 (See Note 24). Additionally our Brazilian subsidiaries Enel Distribución Río S.A., Enel Distribución Ceará S.A., Enel Distribución Sao Paulo, Enel Cien S.A. and Enel Distribución Goias, have recognized ThUS$61,187,  ThUS$44,440 and ThUS$50,801 during the years ended December 31, 2018, 2017 and 2016, respectively, for accounting update of legal claims.

(4)

For the year ended December 31, 2018: interest for debt with Enel Finance International NV is included for ThUS$43,874  (ThUS$0 in 2017), related to the refinancing  for the  purchase of Enel Distribución Sao Paulo (see Note 13. d); interest from the debt with CAMMESA for ThUS$111,680  (ThUS$120,898 and ThUS$144,153 for the years ended December 31, 2017 and 2016, respectively); banking expenses  for ThUS$56,188  (ThUS$106,079 and ThUS$46,304 for the years ended December 31, 2017 and 2016, respectively), financial costs for the sale of portfolio for ThUS$23,471  (ThUS$35,246 and ThUS$4,371 for the years ended December 31, 2017 and 2016, respectively); and others for ThUS$110,675  (ThUS$53,186 and ThUS$8,252 for the years ended December 31, 2017 and 2016, respectively).

	For the years ended December 31,
	2018	2017	2016
Gains (losses) from Indexed Assets and Liabilities (*)	ThUS$	ThUS$	ThUS$

Current tax assets and liabilities	—	—	54
Other financial liabilities (financial debt and derivative instruments)	—	—	(1,028)
Other provisions	—	—	(58)

Results from Indexed	—	—	(1,032)
Hyperinflation Result (1)	270,380	—	—
Total	270,380	—	(1,032)

	For the years ended December 31,
	2018	2017	2016
Foreign Currency Exchange Differences (*)	ThUS$	ThUS$	ThUS$

Cash and cash equivalents	28,248	7,171	15,143
Other financial assets	293,812	117,018	100,338
Other non-financial assets	5,356	4,260	(2,090)
Trade and other receivables	42,999	10,015	10,806
Current tax assets and liabilities	2,473	266	738
Other financial liabilities (financial debt and derivative instruments)	(144,669)	(103,890)	(55,203)
Trade and other payables	(76,575)	(30,326)	1,692
Other non-financial liabilities	(41,009)	(11,228)	(12,490)

Total	110,635	(6,714)	58,934

(*) The effects on financial results from exchange differences are originated from the following:

1)	See Note 8.